Defined benefit pension schemes - Summary economic and IAS 19 positions (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Defined benefit pension schemes
Pension asset	£ 234	£ 236
Pension liability	134	180
Pension plans
Defined benefit pension schemes
Pension asset (liability)	100	56
Pension plans | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Pension asset (liability)	971	692
Pension plans | Effect of IFRIC 14 for derecognition of PSPS surplus
Defined benefit pension schemes
Pension asset (liability)	(657)	(485)
Pension plans | Economic basis net surplus (deficit)
Defined benefit pension schemes
Pension asset (liability)	314	207
Economic surplus (deficit) attributable to: PAC with-profits fund	139	110
Economic surplus (deficit) attributable to: Shareholder-backed operations	175	97
Pension plans | Other adjustments including for investments in Prudential insurance policies
Defined benefit pension schemes
Pension asset (liability)	(214)	(151)
PSPS
Defined benefit pension schemes
Pension asset (liability)	234	236
PSPS | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Pension asset (liability)	891	721
PSPS | Effect of IFRIC 14 for derecognition of PSPS surplus
Defined benefit pension schemes
Pension asset (liability)	(657)	(485)
PSPS | Economic basis net surplus (deficit)
Defined benefit pension schemes
Pension asset (liability)	234	236
Economic surplus (deficit) attributable to: PAC with-profits fund	164	165
Economic surplus (deficit) attributable to: Shareholder-backed operations	70	71
SASPS
Defined benefit pension schemes
Pension asset (liability)	(62)	(137)
SASPS | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Pension asset (liability)	(62)	(137)
SASPS | Economic basis net surplus (deficit)
Defined benefit pension schemes
Pension asset (liability)	(62)	(137)
Economic surplus (deficit) attributable to: PAC with-profits fund	(25)	(55)
Economic surplus (deficit) attributable to: Shareholder-backed operations	(37)	(82)
M&GGPS
Defined benefit pension schemes
Pension asset (liability)	(71)	(42)
M&GGPS | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Pension asset (liability)	143	109
M&GGPS | Economic basis net surplus (deficit)
Defined benefit pension schemes
Pension asset (liability)	143	109
Economic surplus (deficit) attributable to: Shareholder-backed operations	143	109
M&GGPS | Other adjustments including for investments in Prudential insurance policies
Defined benefit pension schemes
Pension asset (liability)	(214)	(151)
Other schemes
Defined benefit pension schemes
Pension asset (liability)	(1)	(1)
Other schemes | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Pension asset (liability)	(1)	(1)
Other schemes | Economic basis net surplus (deficit)
Defined benefit pension schemes
Pension asset (liability)	(1)	(1)
Economic surplus (deficit) attributable to: Shareholder-backed operations	£ (1)	£ (1)